Deferred Tax Assets And Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Federal and State net operating loss carryforward	$ 25,454	$ 13,488
Allowance for doubtful accounts	1,969	3,362
Unrealized loss on available for sale investment securities		25
Unrealized loss on life and structured settlements, net	1,813
Litigation reserves	2,324	68
Other	693	704
Total gross deferred tax assets	32,253	17,647
Less valuation allowance	(27,803)	(11,074)
Total deferred tax assets	4,450	6,573
Deferred tax liabilities:
Unrealized gains on life and structured settlements		5,075
Gain on structured settlements deferred for tax purposes	4,436	1,498
Unrealized gain on available for sale investment securities	14
Other
Total gross deferred tax liabilities	4,450	6,573
Total net deferred tax asset (liability)